UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2023

Gregory F. Niland

Capital World Growth and Income Fund

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital World Growth and Income Fund® Semi-annual report for the six months ended May 31, 2023

Global flexibility:
Following opportunity
anywhere

Capital World Growth and Income Fund seeks to provide you with long-term growth of capital while providing current income.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for the periods ended June 30, 2023 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	18.28%	6.88%	8.33%
Class A shares (reflecting 5.75% maximum sales charge)	11.18	5.37	7.44

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio is 0.53% for Class F-2 shares and 0.76% for Class A shares as of the prospectus dated February 1, 2023. The expense ratios are restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield as of May 31, 2023, was 2.10% for Class F-2 shares and 1.77% for Class A shares, calculated in accordance with the U.S. Securities and Exchange Commission formula. The Class A share result reflects the 5.75% maximum sales charge.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for Capital World Growth and Income Fund for the periods ended May 31, 2023, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/WGIFX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

11	Financial statements

15	Notes to financial statements

25	Financial highlights

Results at a glance

For periods ended May 31, 2023, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since Class A inception on 3/26/93)

Capital World Growth and Income Fund (Class F-2 shares)*	3.10%	1.02%	5.51%	7.49%	10.01%
Capital World Growth and Income Fund (Class A shares)	2.97	0.80	5.27	7.24	9.78
MSCI ACWI (All Country World Index)†	3.44	0.85	6.77	7.82	7.37

Past results are not predictive of results in future periods.

*	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
†	Results for the MSCI ACWI reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. It is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Source: MSCI.

Capital World Growth and Income Fund	1

Investment portfolio May 31, 2023	unaudited

Sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	46.01%
Eurozone*	14.42
Japan	6.28
United Kingdom	4.91
Canada	4.29
Taiwan	2.74
Switzerland	2.66
India	2.55
Brazil	2.17
China	2.07
Australia	1.53
Hong Kong	1.07
Other countries	3.11
Bonds, notes & other debt instruments, short-term securities & other assets less liabilities	6.19
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, France, Germany, Ireland, Italy, the Netherlands and Spain.

Common stocks 93.71%	Shares	Value (000)
Information technology 19.66%
Broadcom, Inc.	4,751,966	$3,839,400
Microsoft Corp.	11,629,600	3,819,044
Taiwan Semiconductor Manufacturing Company, Ltd.	137,759,578	2,501,663
ASML Holding NV	2,679,442	1,923,213
Apple, Inc.	7,968,330	1,412,387
Tokyo Electron, Ltd.	6,349,200	880,207
EPAM Systems, Inc.[1]	2,348,143	602,581
Micron Technology, Inc.	7,753,356	528,779
Accenture PLC, Class A	1,687,946	516,376
Capgemini SE	2,851,150	496,148
NVIDIA Corp.	1,194,842	452,057
Salesforce, Inc.[1]	1,789,257	399,684
Oracle Corp.	2,698,000	285,826
TE Connectivity, Ltd.	2,151,652	263,534
Logitech International SA	3,854,324	246,981
Applied Materials, Inc.	1,831,061	244,080
Shopify, Inc., Class A, subordinate voting shares[1]	4,116,700	235,434
Intel Corp.	7,206,911	226,585
Delta Electronics, Inc.	19,571,320	201,589
Keyence Corp.	392,300	190,906
Marvell Technology, Inc.	3,066,564	179,363
Hexagon AB, Class B	14,075,393	163,170
Synopsys, Inc.[1]	358,400	163,058
Texas Instruments, Inc.	850,311	147,852
OBIC Co., Ltd.	899,500	145,844
GlobalWafers Co., Ltd.	7,996,000	131,152
Adobe, Inc.[1]	241,416	100,861
Snowflake, Inc., Class A1	588,549	97,323
Disco Corp.	656,922	95,951
Cognizant Technology Solutions Corp., Class A	1,500,000	93,735
Arista Networks, Inc.[1]	500,000	83,170
MediaTek, Inc.	3,308,800	81,731
Fujitsu, Ltd.	540,324	68,721
Infosys, Ltd.	3,569,800	56,883
Wolfspeed, Inc.[1]	769,000	36,943
Stripe, Inc., Class B1,2,3	192,531	3,876
		20,916,107

2	Capital World Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Health care 14.65%
UnitedHealth Group, Inc.	4,257,287	$2,074,321
Abbott Laboratories	14,481,146	1,477,077
Eli Lilly and Company	3,396,045	1,458,465
AstraZeneca PLC	7,119,153	1,032,594
Novo Nordisk AS, Class B	5,394,251	864,269
Gilead Sciences, Inc.	10,358,148	796,956
Takeda Pharmaceutical Company, Ltd.	22,195,500	704,298
Daiichi Sankyo Company, Ltd.	20,329,800	662,460
Thermo Fisher Scientific, Inc.	1,153,427	586,471
Pfizer, Inc.	14,468,252	550,083
GE HealthCare Technologies, Inc.	6,792,455	540,068
Stryker Corp.	1,691,283	466,084
Siemens Healthineers AG	6,826,522	386,004
Novartis AG	3,905,442	373,756
Sanofi	3,545,000	359,524
Vertex Pharmaceuticals, Inc.[1]	1,021,112	330,401
Centene Corp.[1]	5,012,617	312,837
Bayer AG	5,354,104	298,397
AbbVie, Inc.	1,848,873	255,071
Olympus Corp.	12,619,700	191,798
Medtronic PLC	2,002,461	165,724
Amgen, Inc.	640,914	141,418
Insulet Corp.[1]	508,130	139,355
EssilorLuxottica SA	737,825	132,842
Intuitive Surgical, Inc.[1]	422,594	130,091
DexCom, Inc.[1]	1,057,092	123,955
Zoetis, Inc., Class A	676,527	110,281
Rede D’Or Sao Luiz SA	18,030,698	103,067
Lonza Group AG	159,700	99,844
Penumbra, Inc.[1]	316,212	97,185
The Cigna Group	387,994	95,994
Eurofins Scientific SE, non-registered shares	1,250,000	82,359
Revvity, Inc.	630,246	72,680
CVS Health Corp.	995,000	67,690
Regeneron Pharmaceuticals, Inc.[1]	82,330	60,559
agilon health, Inc.[1,4]	3,036,000	60,356
ResMed, Inc.	241,685	50,945
Catalent, Inc.[1]	1,114,300	41,485
CSL, Ltd.	207,500	41,353
Carl Zeiss Meditec AG, non-registered shares	191,649	21,479
Molina Healthcare, Inc.[1]	61,900	16,954
Alnylam Pharmaceuticals, Inc.[1]	51,110	9,456
		15,586,006

Industrials 13.02%
Airbus SE, non-registered shares	9,816,126	1,285,746
General Electric Co.	12,003,605	1,218,726
Carrier Global Corp.	17,523,261	716,701
Recruit Holdings Co., Ltd.	20,163,653	620,865
BAE Systems PLC	53,074,253	612,814
Boeing Company[1]	2,728,843	561,323
Safran SA	3,871,668	560,508
Siemens AG	3,251,748	532,978
Raytheon Technologies Corp.	5,759,216	530,654
Melrose Industries PLC[5]	79,051,864	463,755
Deere & Company	1,291,423	446,807
Caterpillar, Inc.	1,872,179	385,201
Mitsui & Co., Ltd.	12,012,800	379,719
Bureau Veritas SA	14,350,573	364,002
Lockheed Martin Corp.	804,046	357,004
TransDigm Group, Inc.	452,495	350,073
CSX Corp.	10,270,510	314,997
LIXIL Corp.[5]	17,221,000	222,486
Daikin Industries, Ltd.	1,158,100	220,773
Deutsche Post AG	4,810,791	216,232
Johnson Controls International PLC	3,490,628	208,390
Compagnie de Saint-Gobain SA, non-registered shares	3,205,311	177,475
Brenntag SE	2,242,647	175,904

Capital World Growth and Income Fund	3

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Legrand SA	1,766,376	$167,019
L3Harris Technologies, Inc.	870,828	153,196
Ceridian HCM Holding, Inc.[1]	2,255,527	139,504
ASSA ABLOY AB, Class B	6,263,742	138,992
International Consolidated Airlines Group SA (CDI)[1]	70,470,000	135,349
Astra International Tbk PT	314,440,045	135,299
Schneider Electric SE	775,816	133,794
Canadian Pacific Kansas City, Ltd.	1,730,800	131,887
Thales SA	884,765	123,228
The Weir Group PLC	5,621,120	118,486
RELX PLC	3,702,434	115,602
MTU Aero Engines AG	489,248	112,854
Rentokil Initial PLC	13,932,800	110,680
ITOCHU Corp.[4]	3,103,900	105,175
VINCI SA	911,317	103,567
Northrop Grumman Corp.	225,000	97,985
Techtronic Industries Co., Ltd.	10,263,000	95,219
Waste Connections, Inc.	684,500	93,537
SMC Corp.	164,400	88,593
Bunzl PLC	2,262,722	88,495
Rockwell Automation	307,800	85,753
AB Volvo, Class B	3,670,887	67,739
SS&C Technologies Holdings, Inc.	1,197,942	65,839
Atlas Copco AB, Class B	5,156,016	64,903
Larsen & Toubro, Ltd.	2,415,848	64,407
Nidec Corp.	1,255,000	62,514
Adecco Group AG	1,923,070	57,349
Ryanair Holdings PLC (ADR)[1]	377,000	39,615
AGC Inc.	779,700	28,485
		13,848,198

Financials 10.66%
Zurich Insurance Group AG	1,984,532	928,258
AIA Group, Ltd.	81,930,127	785,773
Kotak Mahindra Bank, Ltd.	31,970,372	778,412
HDFC Bank, Ltd.	30,696,008	597,673
HDFC Bank, Ltd. (ADR)	848,539	54,646
ING Groep NV	43,115,264	530,357
B3 SA - Brasil, Bolsa, Balcao	178,529,675	468,731
Ping An Insurance (Group) Company of China, Ltd., Class H	62,608,000	397,374
Ping An Insurance (Group) Company of China, Ltd., Class A	1,466,988	9,705
JPMorgan Chase & Co.	2,617,465	355,216
Mastercard, Inc., Class A	927,803	338,667
Morgan Stanley	3,699,044	302,434
HDFC Life Insurance Co., Ltd.	40,382,630	289,135
Aon PLC, Class A	924,500	285,014
Blackstone, Inc.	3,175,925	271,986
Chubb, Ltd.	1,363,092	253,262
Discover Financial Services	2,424,017	249,043
Toronto-Dominion Bank (CAD denominated)	4,226,976	239,264
DBS Group Holdings, Ltd.	9,877,300	221,313
DNB Bank ASA	11,976,904	200,475
S&P Global, Inc.	499,145	183,401
Fairfax Financial Holdings, Ltd., subordinate voting shares	239,300	171,764
Great-West Lifeco, Inc.[4]	5,984,900	169,429
AXA SA	5,933,000	167,518
Citigroup, Inc.	3,624,738	160,648
China Merchants Bank Co., Ltd., Class A	24,097,517	109,559
China Merchants Bank Co., Ltd., Class H	10,304,306	47,900
CME Group, Inc., Class A	859,901	153,707
Ares Management Corp., Class A	1,655,413	144,170
Israel Discount Bank, Ltd., Class A	28,985,944	139,587
Postal Savings Bank of China Co., Ltd., Class H	198,046,000	124,436
BNP Paribas SA	2,147,455	123,975
Apollo Asset Management, Inc.	1,828,207	122,216
FinecoBank SpA	9,145,763	121,319
Banco Santander, SA	36,500,717	118,803
National Bank of Canada	1,640,200	117,587

4	Capital World Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Wells Fargo & Company	2,826,000	$112,503
Arthur J. Gallagher & Co.	560,000	112,185
Worldline SA, non-registered shares[1]	2,800,351	108,806
Blue Owl Capital, Inc., Class A	10,337,870	105,963
Goldman Sachs Group, Inc.	315,200	102,093
MSCI, Inc.	207,600	97,682
Power Corporation of Canada, subordinate voting shares	3,688,606	95,483
United Overseas Bank, Ltd.	4,600,000	95,075
XP, Inc., Class A1	4,946,500	87,306
Nasdaq, Inc.	1,540,993	85,294
American International Group, Inc.	1,575,000	83,207
KBC Groep NV	1,260,193	82,411
Macquarie Group, Ltd.	699,835	77,722
Marsh & McLennan Companies, Inc.	428,372	74,185
Axis Bank, Ltd.	6,329,326	69,990
East Money Information Co., Ltd., Class A	34,219,269	67,529
Bajaj Finance, Ltd.	752,949	63,615
Aegon NV4	11,403,867	50,160
Brookfield Asset Management, Ltd., Class A (CAD denominated)[4]	665,000	20,330
ICICI Bank, Ltd.	1,101,093	12,632
Lufax Holding, Ltd. (ADR)	2,402,292	3,075
Sberbank of Russia PJSC[2]	182,070,644	—	[6]
		11,340,003

Consumer discretionary 9.46%
LVMH Moët Hennessy-Louis Vuitton SE	2,078,079	1,807,882
Home Depot, Inc.	4,184,852	1,186,196
Amazon.com, Inc.[1]	7,449,594	898,272
Booking Holdings, Inc.[1]	222,337	557,792
Flutter Entertainment PLC[1]	2,683,572	523,926
General Motors Company	11,803,565	382,554
Cie. Financière Richemont SA, Class A	2,361,961	374,880
Restaurant Brands International, Inc.	2,601,838	189,700
Restaurant Brands International, Inc. (CAD denominated)	2,530,000	183,688
Industria de Diseño Textil, SA	9,904,230	331,256
Marriott International, Inc., Class A	1,758,617	295,078
Chipotle Mexican Grill, Inc.[1]	131,076	272,178
Lennar Corp., Class A	2,313,419	247,814
Sony Group Corp.	2,383,867	225,169
Evolution AB	1,572,877	206,629
Shimano, Inc.	1,146,600	180,312
Sands China, Ltd.[1]	54,450,000	176,274
Tesla, Inc.[1]	801,590	163,468
YUM! Brands, Inc.	1,232,000	158,546
InterContinental Hotels Group PLC	2,251,607	147,551
Darden Restaurants, Inc.	822,805	130,431
Stellantis NV	8,190,700	124,234
MercadoLibre, Inc.[1]	98,760	122,364
Trip.com Group, Ltd. (ADR)[1]	3,744,225	118,243
NIKE, Inc., Class B	1,038,300	109,292
Dowlais Group PLC[1]	66,583,964	108,338
Moncler SpA	1,455,000	98,478
Pan Pacific International Holdings Corp.	5,580,100	95,281
Kindred Group PLC (SDR)	7,714,973	88,867
Rivian Automotive, Inc., Class A1	5,683,298	83,715
NEXT PLC	1,030,327	81,335
Royal Caribbean Cruises, Ltd.[1]	993,000	80,403
Midea Group Co., Ltd., Class A	10,917,707	78,882
Aristocrat Leisure, Ltd.	2,278,300	55,053
Li Ning Co., Ltd.	8,640,500	46,345
Wynn Macau, Ltd.[1,4]	50,954,800	43,599
JD.com, Inc., Class A	1,933,112	31,081
Bandai Namco Holdings, Inc.	1,279,775	30,046
Hermès International	6,125	12,451
Entain PLC	669,820	10,990
		10,058,593

Capital World Growth and Income Fund	5

Common stocks (continued)	Shares	Value (000)
Consumer staples 6.94%
Philip Morris International, Inc.	17,882,584	$1,609,611
Nestlé SA	6,292,278	745,470
Kroger Co.	10,189,000	461,867
Seven & i Holdings Co., Ltd.	10,846,103	455,019
British American Tobacco PLC	13,372,229	424,925
Imperial Brands PLC	18,088,656	381,399
Ajinomoto Co., Inc.	8,653,890	336,714
Keurig Dr Pepper, Inc.	9,999,221	311,176
Kweichow Moutai Co., Ltd., Class A	1,346,431	308,710
Bunge, Ltd.	3,078,649	285,206
Dollar Tree Stores, Inc.[1]	1,828,300	246,601
Ocado Group PLC[1,5]	52,946,303	243,033
Danone SA	4,106,268	242,898
Arca Continental, SAB de CV	23,172,000	234,261
Constellation Brands, Inc., Class A	913,294	221,903
Altria Group, Inc.	4,001,779	177,759
ITC, Ltd.	30,783,792	165,767
Treasury Wine Estates, Ltd.	21,360,953	161,451
Target Corp.	742,500	97,216
Kao Corp.	2,461,300	86,157
Essity Aktiebolag, Class B	2,910,584	77,352
Wilmar International, Ltd.	25,487,700	73,694
Pernod Ricard SA	92,796	20,046
Costco Wholesale Corp.	30,500	15,603
		7,383,838

Materials 5.96%
Vale SA, ordinary nominative shares	85,931,347	1,080,811
Vale SA (ADR), ordinary nominative shares	44,676,504	566,498
Fortescue Metals Group, Ltd.	73,679,045	921,110
Rio Tinto PLC	9,916,871	589,912
Linde PLC	1,260,339	445,731
Air Liquide SA, non-registered shares	1,944,003	325,489
Air Liquide SA, bonus shares	592,600	99,221
Freeport-McMoRan, Inc.	10,829,784	371,895
Shin-Etsu Chemical Co., Ltd.	8,383,895	258,572
Albemarle Corp.	1,273,449	246,451
First Quantum Minerals, Ltd.	9,030,004	189,181
BHP Group, Ltd. (CDI)	6,878,370	189,138
Evonik Industries AG	9,201,448	184,365
Air Products and Chemicals, Inc.	533,488	143,583
Glencore PLC	25,773,505	131,915
Heidelberg Materials AG, non-registered shares	1,804,700	129,014
Barrick Gold Corp. (CAD denominated)[4]	7,287,750	123,154
Akzo Nobel NV	1,601,656	120,594
CRH PLC	2,185,798	103,035
Dow, Inc.	1,328,172	64,788
Corteva, Inc.	1,050,000	56,165
		6,340,622

Communication services 5.55%
Alphabet, Inc., Class C1	9,661,819	1,191,978
Alphabet, Inc., Class A1	5,332,554	655,211
Netflix, Inc.[1]	1,792,110	708,296
Publicis Groupe SA	6,171,400	457,277
Comcast Corp., Class A	10,593,256	416,845
Meta Platforms, Inc., Class A1	1,497,131	396,320
NetEase, Inc.	20,381,375	345,136
Sea, Ltd., Class A (ADR)[1]	5,083,884	291,866
SoftBank Corp.	24,915,391	265,651
Deutsche Telekom AG	9,276,000	205,689
Take-Two Interactive Software, Inc.[1]	1,404,762	193,478
Bharti Airtel, Ltd.	16,088,235	165,273
Bharti Airtel, Ltd., interim shares	744,245	4,097
Singapore Telecommunications, Ltd.	89,965,700	165,654
Universal Music Group NV	8,343,171	164,983
Omnicom Group, Inc.	1,300,494	114,691

6	Capital World Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Nippon Telegraph and Telephone Corp.	2,948,100	$83,687
Tencent Holdings, Ltd.	1,794,500	71,180
Yandex NV, Class A1,2	566,859	4,592
		5,901,904

Energy 5.14%
Canadian Natural Resources, Ltd. (CAD denominated)	24,286,983	1,308,366
EOG Resources, Inc.	4,770,878	511,867
Cenovus Energy, Inc. (CAD denominated)	28,170,710	450,109
TotalEnergies SE	7,485,052	424,681
Baker Hughes Co., Class A	12,308,682	335,412
Cameco Corp. (CAD denominated)	8,769,500	244,125
Cameco Corp.	2,676,500	74,514
BP PLC	55,301,775	311,837
Tourmaline Oil Corp.	7,330,710	306,459
Reliance Industries, Ltd.	8,496,000	253,642
Shell PLC (GBP denominated)	8,877,600	245,216
Shell PLC (ADR)	14,358	804
Shell PLC (EUR denominated)	15,439	432
ConocoPhillips	2,070,040	205,555
Woodside Energy Group, Ltd.	7,076,091	157,871
Woodside Energy Group, Ltd. (CDI)	1,242,929	27,490
TC Energy Corp. (CAD denominated)[4]	4,501,104	175,203
Suncor Energy, Inc.	4,731,173	132,543
Exxon Mobil Corp.	1,116,464	114,080
Schlumberger NV	2,542,800	108,908
Aker BP ASA	3,442,339	74,800
Gazprom PJSC[2]	129,104,684	—	[6]
		5,463,914

Utilities 2.09%
E.ON SE	25,560,610	309,009
DTE Energy Company	2,749,798	295,878
PG&E Corp.[1]	16,318,559	276,436
Engie SA	13,744,359	206,296
Engie SA, bonus shares	2,222,972	33,366
Edison International	3,051,780	206,056
Iberdrola, SA, non-registered shares	15,068,729	183,619
China Resources Gas Group, Ltd.	54,234,975	178,349
NextEra Energy, Inc.	1,976,615	145,202
Power Grid Corporation of India, Ltd.	49,906,950	141,067
ENN Energy Holdings, Ltd.	8,253,000	95,911
Constellation Energy Corp.	643,150	54,038
AES Corp.	2,671,392	52,733
Public Service Enterprise Group, Inc.	838,600	50,106
		2,228,066

Real estate 0.58%
Crown Castle, Inc. REIT	2,336,668	264,534
American Tower Corp. REIT	610,149	112,536
Longfor Group Holdings, Ltd.	47,228,473	90,833
China Resources Mixc Lifestyle Services, Ltd.	17,720,435	80,676
Sun Hung Kai Properties, Ltd.	2,963,211	37,729
Iron Mountain, Inc. REIT	654,019	34,938
		621,246

Total common stocks (cost: $70,467,885,000)		99,688,497

Preferred securities 0.10%
Consumer discretionary 0.06%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	531,754	66,019

Health care 0.03%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	3,843,704	31,595

Capital World Growth and Income Fund	7

Preferred securities (continued)	Shares		Value (000)
Financials 0.01%
Fannie Mae, Series S, 8.25% noncumulative preferred shares[1,4]		3,287,077	$5,161
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1,4]		3,339,730	4,792
			9,953

Information technology 0.00%
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2,3]		82,866	1,668

Total preferred securities (cost: $163,453,000)			109,235

Bonds, notes & other debt instruments 0.54%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 0.29%
Brazil (Federative Republic of) 10.00% 1/1/2033	BRL	1,409,000	254,514
United Mexican States, Series M, 8.00% 12/7/2023	MXN	1,013,000	56,342
			310,856

Corporate bonds, notes & loans 0.25%
Health care 0.13%
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024	USD	85,907	85,379
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		59,700	53,357
			138,736

Consumer discretionary 0.07%
Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[7]		35,910	37,987
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[7]		22,275	20,487
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[7]		8,725	9,189
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[7]		7,252	7,718
			75,381

Financials 0.03%
Lloyds Banking Group PLC 3.369% 12/14/2046 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 12/14/2041)[8]		42,024	27,745

Energy 0.02%
ONEOK, Inc. 2.20% 9/15/2025		2,141	1,987
TransCanada Trust 5.875% 8/15/2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[8]		21,527	20,199
			22,186

Total corporate bonds, notes & loans			264,048

Total bonds, notes & other debt instruments (cost: $573,450,000)			574,904

Short-term securities 5.72%		Shares
Money market investments 5.49%
Capital Group Central Cash Fund 5.11%[5,9]		58,405,933	5,840,009

Money market investments purchased with collateral from securities on loan 0.23%
Capital Group Central Cash Fund 5.11%[5,9,10]		1,172,769	117,265
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.04%[9,10]		29,847,424	29,848
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[9,10]		24,400,000	24,400
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.00%[9,10]		14,600,000	14,600
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.98%[9,10]		12,200,000	12,200
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.00%[9,10]		12,200,000	12,200

8	Capital World Growth and Income Fund

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan (continued)
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.00%[9,10]	12,200,000	$12,200
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02%[9,10]	12,200,000	12,200
Fidelity Investments Money Market Government Portfolio, Class I 4.98%[9,10]	9,700,000	9,700
		244,613

Total short-term securities (cost: $6,084,846,000)		6,084,622
Total investment securities 100.07% (cost: $77,289,634,000)		106,457,258
Other assets less liabilities (0.07)%		(75,862)

Net assets 100.00%		$106,381,396

Investments in affiliates5

	Value of affiliates at 12/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 5/31/2023 (000)	Dividend income (000)
Common stocks 0.87%
Industrials 0.64%
Melrose Industries PLC	$232,097	$179,171	$133,179	$—	$185,666	$463,755	$3,419
LIXIL Corp.	267,845	—	—	—	(45,359)	222,486	5,834
						686,241
Consumer staples 0.23%
Ocado Group PLC[1]	401,720	—	—	—	(158,687)	243,033	—
Total common stocks						929,274
Short-term securities 5.60%
Money market investments 5.49%
Capital Group Central Cash Fund 5.11%[9]	907,402	9,670,064	4,737,052	(40)	(365)	5,840,009	90,740
Money market investments purchased with collateral from securities on loan 0.11%
Capital Group Central Cash Fund 5.11%[9,10]	99,481	17,78411				117,265	—	[12]
Total short-term securities						5,957,274
Total 6.47%				$(40)	$(18,745)	$6,886,548	$99,993

Restricted securities3

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Class B1,2	5/6/2021	$7,726	$3,876	.01%
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2]	3/15/2021	3,325	1,668	.00 [13]
Total		$11,051	$5,544	.01%

Capital World Growth and Income Fund	9

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $5,544,000, which represented .01% of the net assets of the fund.
[4]	All or a portion of this security was on loan. The total value of all such securities was $315,437,000, which represented .30% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[5]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[6]	Amount less than one thousand.
[7]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $75,381,000, which represented .07% of the net assets of the fund.
[8]	Step bond; coupon rate may change at a later date.
[9]	Rate represents the seven-day yield at 5/31/2023.
[10]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[11]	Represents net activity. Refer to Note 5 for more information on securities lending.
[12]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[13]	Amount less than .01%.

Key to abbreviations

ADR = American Depositary Receipts

BRL = Brazilian reais

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts

USD = U.S. dollars

Refer to the notes to financial statements.

10	Capital World Growth and Income Fund

Financial statements

Statement of assets and liabilities			unaudited
at May 31, 2023	(dollars in thousands)

Assets:
Investment securities, at value (includes $315,437 of investment securities on loan):
Unaffiliated issuers (cost: $70,170,293)	$99,570,710
Affiliated issuers (cost: $7,119,341)	6,886,548		$106,457,258
Cash			1,446
Cash denominated in currencies other than U.S. dollars (cost: $12,335)			12,335
Receivables for:
Sales of investments	894,021
Sales of fund’s shares	41,645
Dividends and interest	364,420
Securities lending income	32
Other	—	*	1,300,118
			107,771,157
Liabilities:
Collateral for securities on loan			244,613
Payables for:
Purchases of investments	878,157
Repurchases of fund’s shares	70,279
Investment advisory services	33,797
Services provided by related parties	17,062
Trustees’ deferred compensation	2,482
U.S. and non-U.S. taxes	139,245
Other	4,126		1,145,148
Net assets at May 31, 2023			$106,381,396

Net assets consist of:
Capital paid in on shares of beneficial interest			$75,640,345
Total distributable earnings			30,741,051
Net assets at May 31, 2023			$106,381,396

*	Amount less than one thousand.

Refer to the notes to financial statements.

Capital World Growth and Income Fund	11

Financial statements (continued)

Statement of assets and liabilities	unaudited
at May 31, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (1,946,092 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$49,660,678	907,914		$54.70
Class C	712,836	13,200		54.00
Class T	12	—	*	54.67
Class F-1	1,882,527	34,512		54.55
Class F-2	12,193,242	223,206		54.63
Class F-3	5,568,686	101,829		54.69
Class 529-A	3,433,107	63,034		54.46
Class 529-C	81,983	1,510		54.30
Class 529-E	94,415	1,736		54.37
Class 529-T	16	—	*	54.67
Class 529-F-1	11	—	*	54.50
Class 529-F-2	254,159	4,646		54.70
Class 529-F-3	12	—	*	54.70
Class R-1	120,834	2,236		54.05
Class R-2	508,108	9,435		53.85
Class R-2E	62,612	1,150		54.43
Class R-3	999,245	18,420		54.25
Class R-4	979,124	17,955		54.53
Class R-5E	139,447	2,555		54.59
Class R-5	337,183	6,162		54.72
Class R-6	29,353,159	536,592		54.70

*	Amount less than one thousand.

Refer to the notes to financial statements.

12	Capital World Growth and Income Fund

Financial statements (continued)

Statement of operations		unaudited
for the six months ended May 31, 2023	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $56,447; also includes $99,993 from affiliates)	$1,453,000
Interest from unaffiliated issuers	29,308
Securities lending income (net of fees)	2,696	$1,485,004
Fees and expenses*:
Investment advisory services	195,580
Distribution services	76,497
Transfer agent services	37,063
Administrative services	15,844
529 plan services	1,162
Reports to shareholders	1,276
Registration statement and prospectus	549
Trustees’ compensation	542
Auditing and legal	72
Custodian	3,742
State and local taxes	9
Other	110	332,446
Net investment income		1,152,558

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $28,833):
Unaffiliated issuers	990,003
Affiliated issuers	(40)
Currency transactions	(11,941)	978,022
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $50,797):
Unaffiliated issuers	1,032,282
Affiliated issuers	(18,745)
Currency translations	619	1,014,156
Net realized gain and unrealized appreciation		1,992,178

Net increase in net assets resulting from operations		$3,144,736

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

Capital World Growth and Income Fund	13

Financial statements (continued)

Statements of changes in net assets

(dollars in thousands)

	Six months ended May 31, 2023*	Year ended November 30, 2022
Operations:
Net investment income	$1,152,558	$2,427,744
Net realized gain (loss)	978,022	(690,260)
Net unrealized appreciation (depreciation)	1,014,156	(14,316,527)
Net increase (decrease) in net assets resulting from operations	3,144,736	(12,579,043)

Distributions paid to shareholders	(1,109,930)	(8,448,911)

Net capital share transactions	(2,015,248)	4,924,105

Total increase (decrease) in net assets	19,558	(16,103,849)

Net assets:
Beginning of period	106,361,838	122,465,687
End of period	$106,381,396	$106,361,838

*	Unaudited.

Refer to the notes to financial statements.

14	Capital World Growth and Income Fund

Notes to financial statements	unaudited

1. Organization

Capital World Growth and Income Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks long-term growth of capital while providing current income.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Capital World Growth and Income Fund	15

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

16	Capital World Growth and Income Fund

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2023 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$20,912,231	$—	$3,876		$20,916,107
Health care	15,586,006	—	—		15,586,006
Industrials	13,848,198	—	—		13,848,198
Financials	11,340,003	—	—	*	11,340,003
Consumer discretionary	10,058,593	—	—		10,058,593
Consumer staples	7,383,838	—	—		7,383,838
Materials	6,241,401	99,221	—		6,340,622
Communication services	5,897,312	—	4,592		5,901,904
Energy	5,463,914	—	—	*	5,463,914
Utilities	2,194,700	33,366	—		2,228,066
Real estate	621,246	—	—		621,246
Preferred securities	107,567	—	1,668		109,235
Bonds, notes & other debt instruments	—	574,904	—		574,904
Short-term securities	6,084,622	—	—		6,084,622
Total	$105,739,631	$707,491	$10,136		$106,457,258

*	Amount less than one thousand.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Capital World Growth and Income Fund	17

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

18	Capital World Growth and Income Fund

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of May 31, 2023, the total value of securities on loan was $315,437,000, and the total value of collateral received was $333,668,000. Collateral received includes cash of $244,613,000 and U.S. government securities of $89,055,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended May 31, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended May 31, 2023, the fund recognized $2,481,000 in reclaims (net of $3,776,000 in fees and the effect of realized gain or loss from currency translations) and $652,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Capital World Growth and Income Fund	19

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; net capital losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2022, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$1,378,362
Capital loss carryforward*	(827,777)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of May 31, 2023, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$33,197,122
Gross unrealized depreciation on investments	(4,169,299)
Net unrealized appreciation on investments	29,027,823
Cost of investments	77,429,435

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended May 31, 2023					Year ended November 30, 2022
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$490,183		$—	$490,183		$981,598		$3,100,404	$4,082,002
Class C	4,924		—	4,924		10,098		58,584	68,682
Class T	—	†	—	—	†	—	†	1	1
Class F-1	18,598		—	18,598		38,150		127,382	165,532
Class F-2	132,148		—	132,148		257,583		698,081	955,664
Class F-3	63,949		—	63,949		118,206		306,047	424,253
Class 529-A	33,462		—	33,462		66,956		214,593	281,549
Class 529-C	521		—	521		1,083		6,826	7,909
Class 529-E	833		—	833		1,660		6,296	7,956
Class 529-T	—	†	—	—	†	—	†	1	1
Class 529-F-1	—	†	—	—	†	—	†	1	1
Class 529-F-2	2,729		—	2,729		5,093		13,659	18,752
Class 529-F-3	—	†	—	—	†	—	†	1	1
Class R-1	795		—	795		1,447		8,028	9,475
Class R-2	3,329		—	3,329		6,208		35,400	41,608
Class R-2E	467		—	467		863		3,680	4,543
Class R-3	8,856		—	8,856		17,744		70,365	88,109
Class R-4	10,358		—	10,358		21,827		68,386	90,213
Class R-5E	1,510		—	1,510		2,711		7,177	9,888
Class R-5	4,513		—	4,513		9,797		27,076	36,873
Class R-6	332,755		—	332,755		608,425		1,547,474	2,155,899
Total	$1,109,930		$—	$1,109,930		$2,149,449		$6,299,462	$8,448,911

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

20	Capital World Growth and Income Fund

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.350% on such assets in excess of $115 billion. For the six months ended May 31, 2023, the investment advisory services fees were $195,580,000, which were equivalent to an annualized rate of 0.370% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of May 31, 2023, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended May 31, 2023, the 529 plan services fees were $1,162,000, which were equivalent to 0.060% of the average daily net assets of each 529 share class.

Capital World Growth and Income Fund	21

For the six months ended May 31, 2023, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$59,351	$24,842		$7,427		Not applicable
Class C	3,726	380		113		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	2,311	1,437		285		Not applicable
Class F-2	Not applicable	6,141		1,795		Not applicable
Class F-3	Not applicable	19		829		Not applicable
Class 529-A	3,900	1,572		513		$1,033
Class 529-C	427	40		13		26
Class 529-E	237	25		14		28
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	21		37		75
Class 529-F-3	Not applicable	—		—	*	—	*
Class R-1	610	60		18		Not applicable
Class R-2	1,928	887		77		Not applicable
Class R-2E	182	60		9		Not applicable
Class R-3	2,546	757		153		Not applicable
Class R-4	1,279	516		154		Not applicable
Class R-5E	Not applicable	105		21		Not applicable
Class R-5	Not applicable	100		59		Not applicable
Class R-6	Not applicable	101		4,327		Not applicable
Total class-specific expenses	$76,497	$37,063		$15,844		$1,162

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $542,000 in the fund’s statement of operations reflects $332,000 in current fees (either paid in cash or deferred) and a net increase of $210,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended May 31, 2023, the fund engaged in such purchase and sale transactions with related funds in the amounts of $522,464,000 and $487,542,000, respectively, which generated $10,210,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended May 31, 2023.

22	Capital World Growth and Income Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended May 31, 2023

Class A	$741,080	13,769	$479,009		9,091		$(2,500,073)	(46,488)	$(1,279,984)	(23,628)
Class C	29,858	561	4,899		94		(135,718)	(2,553)	(100,961)	(1,898)
Class T	—	—	—		—		—	—	—	—
Class F-1	18,077	337	18,370		350		(129,926)	(2,427)	(93,479)	(1,740)
Class F-2	1,047,497	19,453	127,065		2,417		(1,162,060)	(21,654)	12,502	216
Class F-3	429,618	7,967	62,017		1,179		(566,438)	(10,501)	(74,803)	(1,355)
Class 529-A	104,116	1,945	33,449		638		(236,912)	(4,432)	(99,347)	(1,849)
Class 529-C	7,343	137	521		10		(19,779)	(371)	(11,915)	(224)
Class 529-E	2,743	51	832		16		(8,216)	(154)	(4,641)	(87)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	21,388	398	2,728		52		(19,489)	(363)	4,627	87
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	5,716	107	795		15		(14,505)	(272)	(7,994)	(150)
Class R-2	26,745	505	3,327		64		(60,567)	(1,142)	(30,495)	(573)
Class R-2E	4,904	92	467		8		(4,246)	(80)	1,125	20
Class R-3	57,537	1,076	8,838		168		(147,138)	(2,761)	(80,763)	(1,517)
Class R-4	46,320	862	10,353		197		(180,259)	(3,368)	(123,586)	(2,309)
Class R-5E	16,145	303	1,510		29		(21,395)	(398)	(3,740)	(66)
Class R-5	30,959	576	4,489		85		(105,511)	(1,928)	(70,063)	(1,267)
Class R-6	1,145,381	21,267	332,750		6,323		(1,529,862)	(28,523)	(51,731)	(933)
Total net increase (decrease)	$3,735,427	69,406	$1,091,419		20,736		$(6,842,094)	(127,415)	$(2,015,248)	(37,273)

Refer to the end of the table for footnotes.

Capital World Growth and Income Fund	23

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended November 30, 2022

Class A	$1,708,430	30,830	$4,001,150	67,119		$(5,689,131)	(104,295)	$20,449	(6,346)
Class C	71,142	1,293	68,289	1,145		(286,248)	(5,258)	(146,817)	(2,820)
Class T	—	—	—	—		—	—	—	—
Class F-1	56,428	1,018	163,731	2,749		(332,192)	(6,109)	(112,033)	(2,342)
Class F-2	2,642,028	48,126	922,681	15,564		(2,742,670)	(51,025)	822,039	12,665
Class F-3	1,251,155	23,417	414,488	6,993		(1,064,714)	(19,522)	600,929	10,888
Class 529-A	222,377	4,017	281,475	4,740		(481,740)	(8,794)	22,112	(37)
Class 529-C	16,548	301	7,893	132		(46,172)	(830)	(21,731)	(397)
Class 529-E	6,046	111	7,951	133		(18,218)	(329)	(4,221)	(85)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	—	—	1	—	†	—	—	1	— †
Class 529-F-2	40,266	726	18,750	316		(32,343)	(590)	26,673	452
Class 529-F-3	—	—	1	—	†	—	—	1	— †
Class R-1	14,589	266	9,467	159		(26,229)	(477)	(2,173)	(52)
Class R-2	64,504	1,188	41,574	699		(144,287)	(2,624)	(38,209)	(737)
Class R-2E	12,385	224	4,542	76		(15,517)	(279)	1,410	21
Class R-3	150,177	2,729	87,981	1,479		(311,787)	(5,647)	(73,629)	(1,439)
Class R-4	244,631	4,466	90,185	1,518		(354,524)	(6,593)	(19,708)	(609)
Class R-5E	43,052	787	9,885	167		(26,954)	(497)	25,983	457
Class R-5	53,139	976	36,704	618		(127,897)	(2,394)	(38,054)	(800)
Class R-6	3,409,415	65,351	2,155,706	36,397		(1,704,039)	(31,412)	3,861,082	70,336
Total net increase (decrease)	$10,006,312	185,826	$8,322,455	140,004		$(13,404,662)	(246,675)	$4,924,105	79,155

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $13,910,344,000 and $16,297,237,000, respectively, during the six months ended May 31, 2023.

24	Capital World Growth and Income Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
5/31/2023[5,6]	$53.66	$.55	$1.02	$1.57	$(.53)	$—	$(.53)	$54.70	2.97%[7]	$49,661		.75%[8]		.75%[8]		2.06%[8]
11/30/2022	64.35	1.16	(7.51)	(6.35)	(1.03)	(3.31)	(4.34)	53.66	(10.46)	49,986		.75		.75		2.12
11/30/2021	56.86	1.03	7.34	8.37	(.88)	—	(.88)	64.35	14.75	60,354		.75		.75		1.62
11/30/2020	50.98	.91	6.10	7.01	(.73)	(.40)	(1.13)	56.86	14.17	55,068		.77		.77		1.83
11/30/2019	47.80	.97	5.38	6.35	(1.05)	(2.12)	(3.17)	50.98	14.42	52,805		.77		.77		2.03
11/30/2018	53.02	1.11	(2.89)	(1.78)	(.93)	(2.51)	(3.44)	47.80	(3.69)	50,382		.75		.75		2.17
Class C:
5/31/2023[5,6]	52.99	.34	1.01	1.35	(.34)	—	(.34)	54.00	2.58 [7]	713		1.50	[8]	1.50	[8]	1.28	[8]
11/30/2022	63.56	.74	(7.40)	(6.66)	(.60)	(3.31)	(3.91)	52.99	(11.14)	800		1.50		1.50		1.37
11/30/2021	56.18	.55	7.26	7.81	(.43)	—	(.43)	63.56	13.91	1,139		1.48		1.48		.88
11/30/2020	50.35	.53	6.06	6.59	(.36)	(.40)	(.76)	56.18	13.34	1,206		1.50		1.50		1.09
11/30/2019	47.23	.60	5.31	5.91	(.67)	(2.12)	(2.79)	50.35	13.54	1,719		1.53		1.53		1.28
11/30/2018	52.41	.70	(2.86)	(2.16)	(.51)	(2.51)	(3.02)	47.23	(4.45)	1,988		1.54		1.54		1.38
Class T:
5/31/2023[5,6]	53.63	.63	1.01	1.64	(.60)	—	(.60)	54.67	3.10 [7,9]	—	[10]	.47	[8,9]	.47	[8,9]	2.35	[8,9]
11/30/2022	64.33	1.28	(7.50)	(6.22)	(1.17)	(3.31)	(4.48)	53.63	(10.25)[9]	—	[10]	.51	[9]	.51	[9]	2.35	[9]
11/30/2021	56.85	1.17	7.33	8.50	(1.02)	—	(1.02)	64.33	14.99 [9]	—	[10]	.52	[9]	.52	[9]	1.84	[9]
11/30/2020	50.98	1.03	6.10	7.13	(.86)	(.40)	(1.26)	56.85	14.47 [9]	—	[10]	.52	[9]	.52	[9]	2.07	[9]
11/30/2019	47.80	1.07	5.38	6.45	(1.15)	(2.12)	(3.27)	50.98	14.65 [9]	—	[10]	.54	[9]	.54	[9]	2.25	[9]
11/30/2018	53.03	1.22	(2.90)	(1.68)	(1.04)	(2.51)	(3.55)	47.80	(3.48)[9]	—	[10]	.53	[9]	.53	[9]	2.38	[9]
Class F-1:
5/31/2023[5,6]	53.52	.54	1.01	1.55	(.52)	—	(.52)	54.55	2.94 [7]	1,883		.81	[8]	.81	[8]	2.00	[8]
11/30/2022	64.19	1.13	(7.50)	(6.37)	(.99)	(3.31)	(4.30)	53.52	(10.51)	1,940		.81		.81		2.07
11/30/2021	56.72	.99	7.32	8.31	(.84)	—	(.84)	64.19	14.67	2,477		.80		.80		1.57
11/30/2020	50.86	.89	6.09	6.98	(.72)	(.40)	(1.12)	56.72	14.13	3,089		.81		.81		1.78
11/30/2019	47.69	.94	5.37	6.31	(1.02)	(2.12)	(3.14)	50.86	14.36	3,444		.82		.82		1.98
11/30/2018	52.90	1.08	(2.88)	(1.80)	(.90)	(2.51)	(3.41)	47.69	(3.74)	3,295		.81		.81		2.12
Class F-2:
5/31/2023[5,6]	53.59	.62	1.01	1.63	(.59)	—	(.59)	54.63	3.10 [7]	12,193		.51	[8]	.51	[8]	2.30	[8]
11/30/2022	64.28	1.28	(7.50)	(6.22)	(1.16)	(3.31)	(4.47)	53.59	(10.26)	11,951		.53		.53		2.35
11/30/2021	56.80	1.18	7.33	8.51	(1.03)	—	(1.03)	64.28	15.01	13,521		.52		.52		1.85
11/30/2020	50.94	1.03	6.08	7.11	(.85)	(.40)	(1.25)	56.80	14.45	11,226		.52		.52		2.07
11/30/2019	47.76	1.07	5.38	6.45	(1.15)	(2.12)	(3.27)	50.94	14.69	9,902		.54		.54		2.25
11/30/2018	52.98	1.21	(2.88)	(1.67)	(1.04)	(2.51)	(3.55)	47.76	(3.49)	8,636		.54		.54		2.38
Class F-3:
5/31/2023[5,6]	53.65	.65	1.01	1.66	(.62)	—	(.62)	54.69	3.15 [7]	5,569		.41	[8]	.41	[8]	2.40	[8]
11/30/2022	64.35	1.34	(7.51)	(6.17)	(1.22)	(3.31)	(4.53)	53.65	(10.17)	5,536		.42		.42		2.45
11/30/2021	56.86	1.24	7.34	8.58	(1.09)	—	(1.09)	64.35	15.12	5,939		.41		.41		1.96
11/30/2020	50.99	1.09	6.08	7.17	(.90)	(.40)	(1.30)	56.86	14.58	4,815		.42		.42		2.17
11/30/2019	47.81	1.12	5.38	6.50	(1.20)	(2.12)	(3.32)	50.99	14.79	4,139		.44		.44		2.35
11/30/2018	53.03	1.27	(2.89)	(1.62)	(1.09)	(2.51)	(3.60)	47.81	(3.39)	3,050		.44		.44		2.48
Class 529-A:
5/31/2023[5,6]	53.43	.54	1.01	1.55	(.52)	—	(.52)	54.46	2.94 [7]	3,433		.79	[8]	.79	[8]	2.02	[8]
11/30/2022	64.10	1.14	(7.49)	(6.35)	(1.01)	(3.31)	(4.32)	53.43	(10.50)	3,467		.79		.79		2.09
11/30/2021	56.64	1.00	7.32	8.32	(.86)	—	(.86)	64.10	14.71	4,161		.78		.78		1.59
11/30/2020	50.79	.89	6.07	6.96	(.71)	(.40)	(1.11)	56.64	14.12	3,860		.81		.81		1.79
11/30/2019	47.63	.94	5.35	6.29	(1.01)	(2.12)	(3.13)	50.79	14.34	3,494		.83		.83		1.98
11/30/2018	52.84	1.07	(2.88)	(1.81)	(.89)	(2.51)	(3.40)	47.63	(3.77)	3,291		.83		.83		2.10

Refer to the end of the table for footnotes.

Capital World Growth and Income Fund	25

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
5/31/2023[5,6]	$53.27	$.33	$1.02	$1.35	$(.32)	$—	$(.32)	$54.30	2.53%[7]		$82		1.57%[8]		1.57%[8]		1.22%[8]
11/30/2022	63.87	.72	(7.45)	(6.73)	(.56)	(3.31)	(3.87)	53.27	(11.17)		92		1.55		1.55		1.32
11/30/2021	56.45	.53	7.28	7.81	(.39)	—	(.39)	63.87	13.84		136		1.52		1.52		.84
11/30/2020	50.56	.51	6.09	6.60	(.31)	(.40)	(.71)	56.45	13.29		156		1.55		1.55		1.03
11/30/2019	47.41	.58	5.34	5.92	(.65)	(2.12)	(2.77)	50.56	13.50		413		1.58		1.58		1.24
11/30/2018	52.56	.67	(2.86)	(2.19)	(.45)	(2.51)	(2.96)	47.41	(4.49)		462		1.59		1.59		1.32
Class 529-E:
5/31/2023[5,6]	53.35	.48	1.00	1.48	(.46)	—	(.46)	54.37	2.81	[7]	94		1.03	[8]	1.03	[8]	1.78	[8]
11/30/2022	63.99	1.01	(7.46)	(6.45)	(.88)	(3.31)	(4.19)	53.35	(10.71)		97		1.02		1.02		1.86
11/30/2021	56.56	.86	7.29	8.15	(.72)	—	(.72)	63.99	14.44		122		1.01		1.01		1.36
11/30/2020	50.70	.78	6.09	6.87	(.61)	(.40)	(1.01)	56.56	13.92		117		1.02		1.02		1.57
11/30/2019	47.55	.84	5.34	6.18	(.91)	(2.12)	(3.03)	50.70	14.09		119		1.04		1.04		1.76
11/30/2018	52.76	.96	(2.89)	(1.93)	(.77)	(2.51)	(3.28)	47.55	(3.98)		123		1.05		1.05		1.88
Class 529-T:
5/31/2023[5,6]	53.63	.61	1.02	1.63	(.59)	—	(.59)	54.67	3.09	[7,9]	—	[10]	.53	[8,9]	.53	[8,9]	2.29	[8,9]
11/30/2022	64.32	1.27	(7.50)	(6.23)	(1.15)	(3.31)	(4.46)	53.63	(10.28)[9]		—	[10]	.54	[9]	.54	[9]	2.33	[9]
11/30/2021	56.84	1.14	7.33	8.47	(.99)	—	(.99)	64.32	14.94	[9]	—	[10]	.56	[9]	.56	[9]	1.80	[9]
11/30/2020	50.98	1.01	6.08	7.09	(.83)	(.40)	(1.23)	56.84	14.40	[9]	—	[10]	.56	[9]	.56	[9]	2.02	[9]
11/30/2019	47.80	1.05	5.38	6.43	(1.13)	(2.12)	(3.25)	50.98	14.62	[9]	—	[10]	.59	[9]	.59	[9]	2.20	[9]
11/30/2018	53.02	1.19	(2.89)	(1.70)	(1.01)	(2.51)	(3.52)	47.80	(3.54)[9]		—	[10]	.59	[9]	.59	[9]	2.32	[9]
Class 529-F-1:
5/31/2023[5,6]	53.47	.59	1.00	1.59	(.56)	—	(.56)	54.50	3.05	[7,9]	—	[10]	.63	[8,9]	.63	[8,9]	2.19	[8,9]
11/30/2022	64.15	1.21	(7.48)	(6.27)	(1.10)	(3.31)	(4.41)	53.47	(10.39)[9]		—	[10]	.63	[9]	.63	[9]	2.23	[9]
11/30/2021	56.69	1.12	7.33	8.45	(.99)	—	(.99)	64.15	14.93	[9]	—	[10]	.60	[9]	.60	[9]	1.76	[9]
11/30/2020	50.84	1.08	6.00	7.08	(.83)	(.40)	(1.23)	56.69	14.40	[9]	—	[10]	.57	[9]	.57	[9]	2.18	[9]
11/30/2019	47.68	1.05	5.35	6.40	(1.12)	(2.12)	(3.24)	50.84	14.60		188		.60		.60		2.21
11/30/2018	52.90	1.18	(2.88)	(1.70)	(1.01)	(2.51)	(3.52)	47.68	(3.55)		171		.60		.60		2.32
Class 529-F-2:
5/31/2023[5,6]	53.66	.63	1.01	1.64	(.60)	—	(.60)	54.70	3.10	[7]	254		.49	[8]	.49	[8]	2.33	[8]
11/30/2022	64.36	1.28	(7.51)	(6.23)	(1.16)	(3.31)	(4.47)	53.66	(10.26)		245		.52		.52		2.35
11/30/2021	56.87	1.15	7.34	8.49	(1.00)	—	(1.00)	64.36	14.96		264		.55		.55		1.81
11/30/2020[5,11]	50.74	.02	6.11	6.13	—	—	—	56.87	12.08	[7]	215		.05	[7]	.05	[7]	.03	[7]
Class 529-F-3:
5/31/2023[5,6]	53.66	.63	1.01	1.64	(.60)	—	(.60)	54.70	3.11	[7]	—	[10]	.48	[8]	.48	[8]	2.34	[8]
11/30/2022	64.36	1.30	(7.50)	(6.20)	(1.19)	(3.31)	(4.50)	53.66	(10.22)		—	[10]	.48		.48		2.38
11/30/2021	56.87	1.20	7.34	8.54	(1.05)	—	(1.05)	64.36	15.06		—	[10]	.50		.47		1.89
11/30/2020[5,11]	50.74	.02	6.11	6.13	—	—	—	56.87	12.08	[7]	—	[10]	.06	[7]	.04	[7]	.04	[7]
Class R-1:
5/31/2023[5,6]	53.03	.34	1.02	1.36	(.34)	—	(.34)	54.05	2.58	[7]	121		1.51	[8]	1.51	[8]	1.30	[8]
11/30/2022	63.62	.73	(7.42)	(6.69)	(.59)	(3.31)	(3.90)	53.03	(11.16)		127		1.51		1.51		1.35
11/30/2021	56.24	.54	7.25	7.79	(.41)	—	(.41)	63.62	13.88		155		1.51		1.51		.86
11/30/2020	50.41	.53	6.06	6.59	(.36)	(.40)	(.76)	56.24	13.32		158		1.52		1.52		1.07
11/30/2019	47.28	.60	5.33	5.93	(.68)	(2.12)	(2.80)	50.41	13.56		177		1.54		1.54		1.28
11/30/2018	52.48	.70	(2.87)	(2.17)	(.52)	(2.51)	(3.03)	47.28	(4.46)		191		1.54		1.54		1.39

Refer to the end of the table for footnotes.

26	Capital World Growth and Income Fund

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
5/31/2023[5,6]	$52.84	$.34	$1.01	$1.35	$(.34)	$—	$(.34)	$53.85	2.57%[7]	$508	1.51%[8]		1.51%[8]		1.30%[8]
11/30/2022	63.42	.72	(7.40)	(6.68)	(.59)	(3.31)	(3.90)	52.84	(11.17)	529	1.53		1.53		1.34
11/30/2021	56.06	.54	7.24	7.78	(.42)	—	(.42)	63.42	13.88	682	1.51		1.51		.86
11/30/2020	50.25	.53	6.04	6.57	(.36)	(.40)	(.76)	56.06	13.33	681	1.52		1.52		1.08
11/30/2019	47.15	.60	5.30	5.90	(.68)	(2.12)	(2.80)	50.25	13.53	722	1.54		1.54		1.27
11/30/2018	52.34	.70	(2.86)	(2.16)	(.52)	(2.51)	(3.03)	47.15	(4.45)	755	1.54		1.54		1.38
Class R-2E:
5/31/2023[5,6]	53.41	.43	1.00	1.43	(.41)	—	(.41)	54.43	2.71 [7]	63	1.21	[8]	1.21	[8]	1.61	[8]
11/30/2022	64.05	.90	(7.47)	(6.57)	(.76)	(3.31)	(4.07)	53.41	(10.89)	60	1.23		1.23		1.65
11/30/2021	56.61	.73	7.30	8.03	(.59)	—	(.59)	64.05	14.22	71	1.21		1.21		1.16
11/30/2020	50.75	.68	6.09	6.77	(.51)	(.40)	(.91)	56.61	13.65	69	1.22		1.22		1.38
11/30/2019	47.59	.74	5.36	6.10	(.82)	(2.12)	(2.94)	50.75	13.88	67	1.24		1.24		1.56
11/30/2018	52.80	.86	(2.88)	(2.02)	(.68)	(2.51)	(3.19)	47.59	(4.15)	58	1.24		1.24		1.68
Class R-3:
5/31/2023[5,6]	53.22	.46	1.02	1.48	(.45)	—	(.45)	54.25	2.82 [7]	999	1.06	[8]	1.06	[8]	1.74	[8]
11/30/2022	63.85	.98	(7.46)	(6.48)	(.84)	(3.31)	(4.15)	53.22	(10.76)	1,061	1.07		1.07		1.80
11/30/2021	56.43	.82	7.28	8.10	(.68)	—	(.68)	63.85	14.37	1,365	1.06		1.06		1.31
11/30/2020	50.59	.75	6.07	6.82	(.58)	(.40)	(.98)	56.43	13.84	1,440	1.07		1.07		1.52
11/30/2019	47.45	.82	5.33	6.15	(.89)	(2.12)	(3.01)	50.59	14.05	1,568	1.09		1.09		1.73
11/30/2018	52.65	.93	(2.87)	(1.94)	(.75)	(2.51)	(3.26)	47.45	(4.02)	1,693	1.09		1.09		1.83
Class R-4:
5/31/2023[5,6]	53.50	.54	1.02	1.56	(.53)	—	(.53)	54.53	2.95 [7]	979	.76	[8]	.76	[8]	2.03	[8]
11/30/2022	64.17	1.15	(7.49)	(6.34)	(1.02)	(3.31)	(4.33)	53.50	(10.48)	1,084	.77		.77		2.11
11/30/2021	56.71	1.02	7.31	8.33	(.87)	—	(.87)	64.17	14.71	1,340	.76		.76		1.61
11/30/2020	50.84	.91	6.09	7.00	(.73)	(.40)	(1.13)	56.71	14.20	1,459	.77		.77		1.83
11/30/2019	47.67	.96	5.36	6.32	(1.03)	(2.12)	(3.15)	50.84	14.37	1,520	.79		.79		2.02
11/30/2018	52.89	1.09	(2.89)	(1.80)	(.91)	(2.51)	(3.42)	47.67	(3.72)	1,640	.79		.79		2.13
Class R-5E:
5/31/2023[5,6]	53.56	.60	1.01	1.61	(.58)	—	(.58)	54.59	3.06 [7]	139	.56	[8]	.56	[8]	2.24	[8]
11/30/2022	64.24	1.25	(7.49)	(6.24)	(1.13)	(3.31)	(4.44)	53.56	(10.29)	140	.57		.57		2.30
11/30/2021	56.77	1.14	7.33	8.47	(1.00)	—	(1.00)	64.24	14.94	139	.56		.56		1.80
11/30/2020	50.91	1.01	6.08	7.09	(.83)	(.40)	(1.23)	56.77	14.41	110	.56		.56		2.03
11/30/2019	47.74	1.04	5.39	6.43	(1.14)	(2.12)	(3.26)	50.91	14.64	82	.58		.58		2.19
11/30/2018	52.96	1.20	(2.89)	(1.69)	(1.02)	(2.51)	(3.53)	47.74	(3.53)	37	.58		.58		2.37
Class R-5:
5/31/2023[5,6]	53.68	.63	1.02	1.65	(.61)	—	(.61)	54.72	3.11 [7]	337	.46	[8]	.46	[8]	2.34	[8]
11/30/2022	64.38	1.32	(7.52)	(6.20)	(1.19)	(3.31)	(4.50)	53.68	(10.20)	399	.47		.47		2.41
11/30/2021	56.89	1.21	7.34	8.55	(1.06)	—	(1.06)	64.38	15.05	530	.46		.46		1.91
11/30/2020	51.02	1.06	6.09	7.15	(.88)	(.40)	(1.28)	56.89	14.51	542	.47		.47		2.13
11/30/2019	47.83	1.11	5.37	6.48	(1.17)	(2.12)	(3.29)	51.02	14.74	745	.49		.49		2.34
11/30/2018	53.05	1.25	(2.89)	(1.64)	(1.07)	(2.51)	(3.58)	47.83	(3.44)	1,125	.49		.49		2.44
Class R-6:
5/31/2023[5,6]	53.67	.65	1.00	1.65	(.62)	—	(.62)	54.70	3.13 [7]	29,353	.41	[8]	.41	[8]	2.40	[8]
11/30/2022	64.37	1.33	(7.50)	(6.17)	(1.22)	(3.31)	(4.53)	53.67	(10.17)	28,848	.42		.42		2.45
11/30/2021	56.87	1.24	7.35	8.59	(1.09)	—	(1.09)	64.37	15.14	30,071	.41		.41		1.94
11/30/2020	51.01	1.09	6.08	7.17	(.91)	(.40)	(1.31)	56.87	14.56	21,684	.42		.42		2.18
11/30/2019	47.82	1.12	5.39	6.51	(1.20)	(2.12)	(3.32)	51.01	14.82	18,613	.43		.43		2.36
11/30/2018	53.04	1.27	(2.89)	(1.62)	(1.09)	(2.51)	(3.60)	47.82	(3.39)	15,132	.44		.44		2.48

	Six months ended	Year ended November 30,
	May 31, 2023[5,6,7]	2022	2021	2020	2019	2018
Portfolio turnover rate for all share classes[12]	14%	32%	32%	36%	23%	49%

Refer to the end of the table for footnotes.

Capital World Growth and Income Fund	27

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

28	Capital World Growth and Income Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (December 1, 2022, through May 31, 2023).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Capital World Growth and Income Fund	29

Expense example (continued)

	Beginning account value 12/1/2022	Ending account value 5/31/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,029.67	$3.80	.75%
Class A – assumed 5% return	1,000.00	1,021.19	3.78	.75
Class C – actual return	1,000.00	1,025.84	7.58	1.50
Class C – assumed 5% return	1,000.00	1,017.45	7.54	1.50
Class T – actual return	1,000.00	1,031.02	2.38	.47
Class T – assumed 5% return	1,000.00	1,022.59	2.37	.47
Class F-1 – actual return	1,000.00	1,029.36	4.10	.81
Class F-1 – assumed 5% return	1,000.00	1,020.89	4.08	.81
Class F-2 – actual return	1,000.00	1,030.98	2.58	.51
Class F-2 – assumed 5% return	1,000.00	1,022.39	2.57	.51
Class F-3 – actual return	1,000.00	1,031.45	2.08	.41
Class F-3 – assumed 5% return	1,000.00	1,022.89	2.07	.41
Class 529-A – actual return	1,000.00	1,029.40	4.00	.79
Class 529-A – assumed 5% return	1,000.00	1,020.99	3.98	.79
Class 529-C – actual return	1,000.00	1,025.27	7.93	1.57
Class 529-C – assumed 5% return	1,000.00	1,017.10	7.90	1.57
Class 529-E – actual return	1,000.00	1,028.14	5.21	1.03
Class 529-E – assumed 5% return	1,000.00	1,019.80	5.19	1.03
Class 529-T – actual return	1,000.00	1,030.86	2.68	.53
Class 529-T – assumed 5% return	1,000.00	1,022.29	2.67	.53
Class 529-F-1 – actual return	1,000.00	1,030.49	3.19	.63
Class 529-F-1 – assumed 5% return	1,000.00	1,021.79	3.18	.63
Class 529-F-2 – actual return	1,000.00	1,030.99	2.48	.49
Class 529-F-2 – assumed 5% return	1,000.00	1,022.49	2.47	.49
Class 529-F-3 – actual return	1,000.00	1,031.10	2.43	.48
Class 529-F-3 – assumed 5% return	1,000.00	1,022.54	2.42	.48
Class R-1 – actual return	1,000.00	1,025.81	7.63	1.51
Class R-1 – assumed 5% return	1,000.00	1,017.40	7.59	1.51
Class R-2 – actual return	1,000.00	1,025.73	7.63	1.51
Class R-2 – assumed 5% return	1,000.00	1,017.40	7.59	1.51
Class R-2E – actual return	1,000.00	1,027.15	6.12	1.21
Class R-2E – assumed 5% return	1,000.00	1,018.90	6.09	1.21
Class R-3 – actual return	1,000.00	1,028.20	5.36	1.06
Class R-3 – assumed 5% return	1,000.00	1,019.65	5.34	1.06
Class R-4 – actual return	1,000.00	1,029.53	3.85	.76
Class R-4 – assumed 5% return	1,000.00	1,021.14	3.83	.76
Class R-5E – actual return	1,000.00	1,030.55	2.83	.56
Class R-5E – assumed 5% return	1,000.00	1,022.14	2.82	.56
Class R-5 – actual return	1,000.00	1,031.14	2.33	.46
Class R-5 – assumed 5% return	1,000.00	1,022.64	2.32	.46
Class R-6 – actual return	1,000.00	1,031.26	2.08	.41
Class R-6 – assumed 5% return	1,000.00	1,022.89	2.07	.41

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

30	Capital World Growth and Income Fund

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2021, through September 30, 2022. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

Capital World Growth and Income Fund	31

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32	Capital World Growth and Income Fund

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Capital World Growth and Income Fund	33

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34	Capital World Growth and Income Fund

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Capital World Growth and Income Fund	35

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	Capital World Growth and Income Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Capital World Growth and Income Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of Capital World Growth and Income Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.[2] Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND

By __/s/ Donald H. Rolfe____________________
Donald H. Rolfe, Principal Executive Officer

Date: July 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Donald H. Rolfe_________________
Donald H. Rolfe, Principal Executive Officer

Date: July 31, 2023

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: July 31, 2023